Himax Technologies, Inc. (the Parent Company only) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]
The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Balance Sheets

	December 31,
	2014	2015
	(in thousands)

Cash	$372	1,536
Investments in marketable securities available-for-sale	-	4,505
Other current assets	1,688	1,467
Investment in non-marketable securities	432	432
Investments in subsidiaries and affiliates	725,974	737,561
Total assets	$728,466	745,501

Current liabilities	$227	384
Short-term debt	111,000	161,000
Debt borrowing from a subsidiary	144,615	145,413
Total equity	472,624	438,704
Total liabilities and equity	$728,466	745,501

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Income

	Year ended December 31,
	2013	2014	2015
	(in thousands)

Revenues	$-	-	-
Costs and expenses	(248)	525	460
Operating income (loss)	248	(525)	(460)
Equity in earnings from subsidiaries and affiliates	59,402	49,656	20,820
Gain on sale of investment securities	-	10,743	1,682
Other non-operating income	1,826	6,724	3,153
Earnings before income taxes	61,476	66,598	25,195
Income taxes expenses	-	-	-
Net income	$61,476	66,598	25,195

Schedule Of Condensed Statements Of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2013			2014		2015
	(in thousands)

Net income	$		61,476		66,598		25,195
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:			(4)		(2)		(259)
Unrealized holding losses on available-for-sale marketable securities arising during the period		(12)		(33)		(63)
Reclassification adjustment for realized losses (gains) included in net income		8		31		(196)
Foreign currency translation adjustments, not subject to income tax			161		(170)		(573)
Net unrecognized actuarial gain (loss), net of tax of $(99), $43 and $(168) in 2013, 2014 and 2015, respectively			(432)		268		(731)
Comprehensive income			61,201		66,694		23,632

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	Year ended December 31,
	2013	2014	2015
	(in thousands)
Cash flows from operating activities:
Net income	$61,476	66,598	25,195
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings from subsidiaries and affiliates	(59,402)	(49,656)	(20,820)
Gain on sale of investment securities	-	(10,743)	(1,682)
Changes in:
Other current assets	(77)	(775)	221
Other current liabilities	57	(5)	157
Net cash provided by operating activities	2,054	5,419	3,071

	Year ended December 31,
	2013	2014	2015
	(in thousands)
Cash flows from investing activities:
Purchases of available-for-sale marketable securities	$-	-	(4,625)
Purchases of investment securities	(4,000)	-	-
Disposals of investment securities	-	14,743	1,682
Purchases of equity method investments	(60)	-	(3,708)
Proceeds from capital reduction of investments	-	1,168	-
Net cash provided by (used in) investing activities	(4,060)	15,911	(6,651)
Cash flows from financing activities:
Distribution of cash dividends	(42,394)	(46,042)	(51,364)
Proceeds from short-term debt	295,320	370,500	351,000
Repayment of short-term debt	(262,820)	(346,000)	(301,000)
Investment returned from subsidiaries	-	11	-
Proceeds from issue of RSUs from subsidiaries	9,212	6,754	5,311
Proceeds from (repayment of) debt from a subsidiary	1,881	(6,449)	797
Net cash provided by (used in) financing activities	1,199	(21,226)	4,744
Net increase (decrease) in cash	(807)	104	1,164
Cash at beginning of year	1,075	268	372
Cash at end of year	$268	372	1,536

Supplemental disclosures of cash flow information:
Interest paid during the year	$301	431	453
Income taxes paid during the year	$-	-	-